Accrued liabilities and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued liabilities and other current liabilities

	As of December 31,
	2023	2024
	(in thousands)
Salary and welfare payable	8,915	12,798
Other tax payables	3,221	1,952
VAT received from customers related to contract liabilities	—	2,690
Provision for reserve for inventory purchase commitments (Note a)	—	401
Others	3,228	3,851

Total	15,364	21,692